Cover Document	Apr. 28, 2022
Document Information [Line Items]
Entity Central Index Key	0001110805
Document Type	8-K
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	NuStar Energy L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16417
Entity Tax Identification Number	74-2956831
Entity Address, Address Line One	19003 IH-10 West
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	(210)
Local Phone Number	918-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001110805
Amendment Flag	false
Common Limited Partner [Member]
Document Information [Line Items]
Title of 12(b) Security	Common units
Trading Symbol	NS
Security Exchange Name	NYSE
Series A Preferred Limited Partner [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
Series B Preferred Limited Partner [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
Series C Preferred Limited Partner [Member]
Document Information [Line Items]
Title of 12(b) Security	Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE